SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 14:-    SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information:

The Company manages its business on the basis of one reportable segment. See Note 1a for a brief description of the Company's business.

b.	Total revenues are attributed to geographic areas based on the bill-to location of the customers and/or customers' manufacturing subcontractors.

The following table presents total revenues for the years ended December 31, 2012, 2011 and 2010 and long-lived assets as of December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)

Israel	$4,093	$1,485	$5,643	$1,026	$6,910	$617
China and Hong Kong	17,297	--	25,136	--	32,896	--
Far East (excluding China and Hong Kong)	2,327	--	2,933	--	1,567	--
Canada	119	--	1,375	--	638	--
USA	7,325	--	10,440	2	6,584	2
Europe	23,378	--	17,635	--	13,310	--
Others	168	--	295	--	93	--

	$54,707	$1,485	$63,457	$1,028	$61,998	$619

*)	Excluding goodwill and intangible assets.

c.
Revenues from network processors amounted to $53,442, $61,802 and $60,883 for the years ended December 31, 2012, 2011 and 2010, respectively (including NPU based systems). These revenues also included royalty revenues derived from the agreement with Marvell which amounted to $23,287, $16,845 and $12,468 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, revenues from software tools and other services amounted to $1,265, $1,655 and $1,115 for the years ended December 31, 2012, 2011 and 2010, respectively.

d.	Sales to the Company's significant customers, including sales to their manufacturing subcontractors, as a percentage of total revenue were as follows:

	Year ended December 31,
	2012	2011	2010

Customer A	43%	27%	20%
Customer B	17%	24%	40%
Customer C	13%	11%	10%